Offsets	Oct. 28, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Welltower Inc.
Form or Filing Type	S-3
File Number	333-286204
Initial Filing Date	Mar. 28, 2025
Fee Offset Claimed	$ 343,036.1
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $1.00 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 2,240,601,610
Offset Note
(1)
$7,500,000,000 in aggregate offering amount of Common Stock was previously registered under the prospectus supplement filed by the Registrant on March 28, 2025, pursuant to the registration statement on Form
S-3ASR
(File
No. 333-286204)
filed on March 28, 2025, of which $2,240,601,610.00 in aggregate offering amount has not been sold. Pursuant to Rule 457(p) under the Securities Act, the filing fee due hereunder is offset by the amount of filing fees of $346,036.10 associated with such unsold shares. The Registrant has terminated the offering that included the unsold securities associated with the claimed offset under the prior prospectus supplement.

Termination / Withdrawal Statement	The Registrant has terminated the offering that included the unsold securities associated with the claimed offset under the prior prospectus supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Welltower Inc.
Form or Filing Type	S-3
File Number	333-286204
Filing Date	Mar. 28, 2025
Fee Paid with Fee Offset Source	$ 935,563.14